Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION DAILY SELECT LARGE CAPS & FANGS BULL 2X SHARES (FNGG)
DIREXION SELECT LARGE CAPS & FANGS ETFSupplement dated December 29, 2022 to the
Summary Prospectuses, Prospectuses, and Statements of Additional Information (“SAI”)
dated February 28, 2022, as last supplementedOn or about March 1, 2023, the underlying index of the Direxion Daily Select Large Caps & FANGs Bull 2X Shares and the Direxion Select Large Caps and FANGs ETF (each, a "Fund" and collectively, the “Funds”) will change as shown in the table below and all references to each Fund’s current index in each Fund’s respective Summary Prospectus, Prospectus, and SAI will be replaced with the respective new index:Fund NameCurrent IndexNew IndexDirexion Daily Select Large Caps & FANGs Bull 2X SharesICE FANG 20 IndexNYSE FANG+ IndexDirexion Select Large Caps & FANGs ETFICE FANG 20 IndexNYSE FANG+ IndexTo the extent that the Funds do not implement the index changes at the same time as the index composition changes, the Funds may incur tracking error.Additionally, the Funds’ names will change as shown in the table below:Current Fund NameNew Fund NameDirexion Daily Select Large Caps & FANGs Bull 2X SharesDirexion Daily NYSE FANG+ Bull 2X SharesDirexion Select Large Caps & FANGs ETFDirexion NYSE FANG+ ETF
Direxion Select Large Caps and FANGs ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION DAILY SELECT LARGE CAPS & FANGS BULL 2X SHARES (FNGG)
DIREXION SELECT LARGE CAPS & FANGS ETFSupplement dated December 29, 2022 to the
Summary Prospectuses, Prospectuses, and Statements of Additional Information (“SAI”)
dated February 28, 2022, as last supplementedOn or about March 1, 2023, the underlying index of the Direxion Daily Select Large Caps & FANGs Bull 2X Shares and the Direxion Select Large Caps and FANGs ETF (each, a "Fund" and collectively, the “Funds”) will change as shown in the table below and all references to each Fund’s current index in each Fund’s respective Summary Prospectus, Prospectus, and SAI will be replaced with the respective new index:Fund NameCurrent IndexNew IndexDirexion Daily Select Large Caps & FANGs Bull 2X SharesICE FANG 20 IndexNYSE FANG+ IndexDirexion Select Large Caps & FANGs ETFICE FANG 20 IndexNYSE FANG+ IndexTo the extent that the Funds do not implement the index changes at the same time as the index composition changes, the Funds may incur tracking error.Additionally, the Funds’ names will change as shown in the table below:Current Fund NameNew Fund NameDirexion Daily Select Large Caps & FANGs Bull 2X SharesDirexion Daily NYSE FANG+ Bull 2X SharesDirexion Select Large Caps & FANGs ETFDirexion NYSE FANG+ ETF
Direxion Daily Select Large Caps FANGs Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION DAILY SELECT LARGE CAPS & FANGS BULL 2X SHARES (FNGG)
DIREXION SELECT LARGE CAPS & FANGS ETFSupplement dated December 29, 2022 to the
Summary Prospectuses, Prospectuses, and Statements of Additional Information (“SAI”)
dated February 28, 2022, as last supplementedOn or about March 1, 2023, the underlying index of the Direxion Daily Select Large Caps & FANGs Bull 2X Shares and the Direxion Select Large Caps and FANGs ETF (each, a "Fund" and collectively, the “Funds”) will change as shown in the table below and all references to each Fund’s current index in each Fund’s respective Summary Prospectus, Prospectus, and SAI will be replaced with the respective new index:Fund NameCurrent IndexNew IndexDirexion Daily Select Large Caps & FANGs Bull 2X SharesICE FANG 20 IndexNYSE FANG+ IndexDirexion Select Large Caps & FANGs ETFICE FANG 20 IndexNYSE FANG+ IndexTo the extent that the Funds do not implement the index changes at the same time as the index composition changes, the Funds may incur tracking error.Additionally, the Funds’ names will change as shown in the table below:Current Fund NameNew Fund NameDirexion Daily Select Large Caps & FANGs Bull 2X SharesDirexion Daily NYSE FANG+ Bull 2X SharesDirexion Select Large Caps & FANGs ETFDirexion NYSE FANG+ ETF